UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Archon Capital Management LLC

Address:   1301 5th Ave, Suite 3008
           Seattle, WA  98101-2662



13F File Number: 028-13742

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Constantinos J. Christofilis
Title: Managing Member
Phone: (206) 436-3600


Signature, Place and Date of Signing:


/s/ Constantinos J. Christofilis    Seattle, WA       August 16, 2010
--------------------------------  ----------------    ----------------------
          [Signature]                 [City, State]             [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  34

Form 13F Information Table Value Total: $112,596
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File Number            Name

1.     028-13744                     Strategos Fund, L.P.
----------------------               ------------------------------------


                                                  FORM 13F INFORMATION TABLE
                                                 Archon Capital Management LLC
                                                        June 30, 2010

COLUMN 1                       COLUMN  2   COLUMN 3   COLUMN 4      COLUMN 5        COLUMN 6       COLUMN 7        COLUMN 8

                               TITLE OF               VALUE    SHRS OR   SH/ PUT/   INVESTMENT     OTHER        VOTING AUTHORITY
NAME OF ISSUER                 CLASS       CUSIP      (X$1000) PRN AMT   PRN CALL   DISCRETION     MNGRS     SOLE      SHARED   NONE
A123 SYS INC                   COM         03739T108     566      60,000 SH         Shared-Defined  1         60,000
ANGIODYNAMICS INC              COM         03475V101   2,114     143,300 SH         Shared-Defined  1        143,300
BITSTREAM INC                  CL A        091736108     874     131,100 SH         Shared-Defined  1        131,100
CERAGON NETWORKS LTD           ORD         M22013102   2,304     311,300 SH         Shared-Defined  1        311,300
CHINA MEDIAEXPRESS HLDGS INC   COM         169442100     307      35,000 SH         Shared-Defined  1         35,000
CHINA-BIOTICS INC              COM         16937B109     163      12,500 SH         Shared-Defined  1         12,500
CHINDEX INTERNATIONAL INC      COM         169467107   6,670     532,300 SH         Shared-Defined  1        532,300
CLEAN ENERGY FUELS CORP        COM         184499101   1,419      95,000 SH         Shared-Defined  1         95,000
EQUINIX INC                    COM NEW     29444U502   1,218      15,000 SH         Shared-Defined  1         15,000
EXPRESS 1 EXPEDITED SOLUTION   COM         30217Q108   3,612   2,866,762 SH         Shared-Defined  1      2,866,762
FURMANITE CORPORATION          COM         361086101   1,015     255,600 SH         Shared-Defined  1        255,600
JAGUAR MNG INC                 COM         47009M103   2,353     266,500 SH         Shared-Defined  1        266,500
KNIGHT CAP GROUP INC           CL A COM    499005106  11,839     858,500 SH         Shared-Defined  1        858,500
LENDER PROCESSING SVCS INC     COM         52602E102   2,317      74,000 SH         Shared-Defined  1         74,000
MARCHEX INC                    CL B        56624R108   4,514   1,172,489 SH         Shared-Defined  1      1,172,489
MF GLOBAL HLDGS LTD            COM         55277J108   1,026     179,700 SH         Shared-Defined  1        179,700
MYR GROUP INC DEL              COM         55405W104     474      28,400 SH         Shared-Defined  1         28,400
NEWFIELD EXPL CO               COM         651290108   2,516      51,500 SH         Shared-Defined  1         51,500
OCLARO INC                     COM NEW     67555N206   2,717     245,000 SH         Shared-Defined  1        245,000
ORION ENERGY SYSTEMS INC       COM         686275108   2,424     767,063 SH         Shared-Defined  1        767,063
PAN AMERICAN SILVER CORP       COM         697900108   2,950     116,700 SH         Shared-Defined  1        116,700
QUINSTREET INC                 COM         74874Q100   2,620     227,600 SH         Shared-Defined  1        227,600
RIGHTNOW TECHNOLOGIES INC      COM         76657R106   3,441     219,300 SH         Shared-Defined  1        219,300
RUBICON TECHNOLOGY INC         COM         78112T107   1,043      35,000 SH         Shared-Defined  1         35,000
SAVVIS INC                     COM NEW     805423308  12,064     817,900 SH         Shared-Defined  1        817,900
SILVER WHEATON CORP            COM         828336107     868      43,200 SH         Shared-Defined  1         43,200
SKECHERS U S A INC             CL A        830566105   2,166      59,300 SH         Shared-Defined  1         59,300
SUPER MICRO COMPUTER INC       COM         86800U104  11,597     859,000 SH         Shared-Defined  1        859,000
SUPERMEDIA INC                 COM         868447103     793      43,335 SH         Shared-Defined  1         43,335
TERREMARK WORLDWIDE INC        COM NEW     881448203   3,928     503,000 SH         Shared-Defined  1        503,000
TRADESTATION GROUP INC         COM         89267P105  12,671   1,877,205 SH         Shared-Defined  1      1,877,205
VALASSIS COMMUNICATIONS INC    COM         918866104   1,269      40,000 SH         Shared-Defined  1         40,000
WEBMEDIABRANDS INC             COM         94770W100     102     113,200 SH         Shared-Defined  1        113,200
ZIX CORP                       COM         98974P100   6,644   2,940,007 SH         Shared-Defined  1      2,940,007



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